Payden California Municipal Income Fund

Schedule of Investments - January 31, 2020 (Unaudited)

Principal or Shares	Security Description	Value (000)
Corporate Bond (3%)
500,000	Century Housing Corp., 4.00%, 11/01/21	$516
500,000	Conservation Fund A Nonprofit Corp.,
	3.47%, 12/15/29	515
500,000	Low Income Investment Fund, 3.71%, 7/01/29	528

Total Corporate Bond (Cost - $1,500)		1,559

General Obligation (46%)
645,000	Abag Finance Authority for Nonprofit Corps,
	5.00%, 9/02/26	759
455,000	Abag Finance Authority for Nonprofit Corps,
	5.00%, 9/02/28 AGM (a)	576
100,000	Alameda Community Improvement Commission
	Successor Agency, 5.00%, 9/01/28 BAM (a)	118
250,000	Alameda Community Improvement Commission
	Successor Agency, 5.00%, 9/01/32 BAM (a)	293
300,000	Anaheim Public Financing Authority,
	5.00%, 5/01/34	349
500,000	Anaheim Public Financing Authority,
	5.00%, 9/01/36 BAM (a)	620
200,000	Brea Community Benefit Financing Authority,
	5.00%, 7/01/29	237
300,000	Brentwood Infrastructure Financing Authority,
	4.00%, 10/01/36	355
250,000	California Infrastructure & Economic
	Development Bank, 1.55%, 8/01/47 (b)	252
500,000	California Infrastructure & Economic
	Development Bank, 1.82%, 12/01/50 (b)	503
1,000,000	California Pollution Control Financing Authority
	144A, 5.00%, 7/01/39 (c)	1,209
385,000	California State Public Works Board,
	5.25%, 10/01/33	460
500,000	California State Public Works Board,
	8.00%, 3/01/35	503
300,000	City & County of San Francisco CA Community
	Facilities District No 2014-1, 3.11%, 9/01/24	314
670,000	City of Irvine CA, 4.00%, 9/02/38	787
260,000	City of Irvine CA, 5.00%, 9/02/22	288
500,000	City of Sacramento CA, 5.97%, 8/01/20 AGM (a)	509
400,000	County of Sacramento CA, 5.75%, 2/01/30	403
1,000,000	County of Santa Barbara CA, AMT,
	5.00%, 12/01/36	1,255
500,000	Fresno Unified School District, 0.00%, 8/01/27	415
400,000	Inglewood Joint Powers Authority,
	2.75%, 8/01/21 BAM (a)	405
460,000	Kern Community College District,
	2.65%, 11/01/27	478
500,000	Lancaster Redevelopment Agency Successor
	Agency, 5.00%, 8/01/30 AGM (a)	611
350,000	Los Angeles County Redevelopment Authority,
	5.25%, 12/01/26 AGM (a)	423
100,000	Municipal Improvement Corp. of Los Angeles,
	5.00%, 5/01/30	117
500,000	Municipal Improvement Corp. of Los Angeles,
	5.00%, 11/01/31	625
500,000	Municipal Improvement Corp. of Los Angeles,
	5.00%, 11/01/38	578

Principal or Shares	Security Description	Value (000)

500,000	Napa Valley Community College District,
	0.00%, 8/01/23	$526
1,000,000	Nuveen, CA Free Quality Municipal Income
	Fund, AMT 144A, 1.31%, 10/01/47 (c)	1,000
415,000	Riverside County Redevelopment Successor
	Agency, 7.25%, 12/01/40	466
500,000	San Bernardino Community College District,
	2.87%, 8/01/32	522
750,000	San Diego Association of Governments,
	5.00%, 11/15/26	923
350,000	San Diego Public Facilities Financing Authority,
	5.00%, 10/15/30	429
340,000	San Diego Public Facilities Financing Authority,
	5.00%, 10/15/31	415
550,000	San Diego Public Facilities Financing Authority,
	5.00%, 10/15/32	672
500,000	San Jose Evergreen Community College District,
	2.69%, 8/01/32	511
120,000	San Jose Financing Authority, 5.00%, 6/01/28	136
750,000	San Marcos Redevelopment Agency Successor
	Agency, 3.25%, 10/01/29	794
250,000	San Mateo Joint Powers Financing Authority,
	5.00%, 6/15/30	295
815,000	Santa Monica Public Financing Authority,
	4.00%, 7/01/38	941
200,000	Simi Valley Public Financing Authority,
	5.00%, 10/01/29	238
550,000	South Orange County Public Financing
	Authority, 5.00%, 4/01/34	672
640,000	State of California, 2.16%, 5/01/20 (b)	642
1,000,000	State of California, 4.00%, 10/01/34	1,214
1,000,000	State of California, 5.00%, 4/01/30	1,366
550,000	State of California, 6.51%, 4/01/39	594
1,000,000	State of California, 7.95%, 3/01/36	1,006
300,000	Stockton Public Financing Authority,
	1.40%, 6/01/22	301
800,000	Temecula Redevelopment Agency Successor
	Agency, 5.00%, 12/15/37 AGM (a)	978
350,000	Union City Community Redevelopment Agency,
	5.00%, 10/01/35	424

Total General Obligation (Cost - $26,923)		28,507

Revenue (49%)
Airport/Port (5%)
500,000	City of Los Angeles Department of Airports,
	5.00%, 5/15/24	583
250,000	City of Los Angeles Department of Airports,
	5.00%, 5/15/26	309
500,000	City of Los Angeles Department of Airports,
	AMT, 5.00%, 5/15/36	636
400,000	City of Palm Springs CA Airport Revenue,
	5.00%, 6/01/26 BAM (a)	479
750,000	San Diego County Regional Airport Authority,
	5.00%, 7/01/39	949
225,000	San Francisco City & County Airport Comm-San
	Francisco International Airport, 5.00%, 5/01/41	270

		3,226

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Education (6%)
500,000	California Educational Facilities Authority,
	3.18%, 4/01/27	$527
370,000	California Educational Facilities Authority,
	5.00%, 10/01/37	471
360,000	California Educational Facilities Authority,
	5.00%, 10/01/38	458
650,000	California Municipal Finance Authority,
	1.36%, 10/01/45 (b)	652
120,000	California School Finance Authority 144A,
	4.00%, 7/01/22 (c)	127
1,000,000	California School Finance Authority 144A,
	5.00%, 8/01/38 (c)	1,207
250,000	Oxnard School District, 2.00%, 8/01/45 BAM (a)	278

		3,720

General Obligation (2%)
410,000	California Infrastructure & Economic
	Development Bank, 5.00%, 8/01/34	541
500,000	Los Angeles County Public Works Financing
	Authority, 5.00%, 12/01/49	638
260,000	Riverside County Asset Leasing Corp.,
	0.97%, 11/01/32	260

		1,439

Healthcare (13%)
1,000,000	California Health Facilities Financing Authority, 2.48%, 6/01/27	1,026
200,000	California Health Facilities Financing Authority, 4.00%, 8/15/34	228
710,000	California Health Facilities Financing Authority, 5.00%, 11/15/27	792
500,000	California Health Facilities Financing Authority, 5.00%, 2/01/31	624
350,000	California Health Facilities Financing Authority, 5.00%, 8/15/32	430
800,000	California Health Facilities Financing Authority, 5.00%, 11/01/34	1,058
1,000,000	California Health Facilities Financing Authority, 5.00%, 11/15/49	1,206
205,000	California Health Facilities Financing Authority, 5.25%, 3/01/28	214
650,000	California Municipal Finance Authority, 5.00%, 1/01/33	818
325,000	California Municipal Finance Authority, 5.00%, 5/15/37	392
500,000	California Municipal Finance Authority, 5.00%, 7/01/39	637
750,000	California Statewide Communities Development Authority, 4.00%, 8/01/45	788

		8,213

Industrial Development/Pollution Control (4%)
230,000	California Infrastructure & Economic
	Development Bank, 3.25%, 7/01/26	243
1,000,000	California Pollution Control Financing Authority, AMT 144A, 6.75%, 12/01/28 (c)	1,053
370,000	Emeryville Redevelopment Agency Successor
	Agency, 5.00%, 9/01/25 AGM (a)	438

Principal or Shares	Security Description	Value (000)

300,000	Palm Springs Community Redevelopment
	Agency Successor Agency, 5.00%, 9/01/29
	AGM (a)	$353
390,000	Palm Springs Community Redevelopment
	Agency Successor Agency, 5.00%, 9/01/31
	AGM (a)	457

		2,544

Resource Recovery (3%)
600,000	California Pollution Control Financing Authority
	144A, 7.50%, 12/01/39 (c)	547
1,000,000	South Bayside Waste Management Authority,
	5.00%, 9/01/23	1,139

		1,686

Transportation (11%)
660,000	Bay Area Toll Authority, 4.00%, 4/01/37	759
750,000	City of Long Beach CA Harbor Revenue,
	5.00%, 5/15/28	949
1,000,000	Foothill-Eastern Transportation Corridor Agency,
	5.50%, 1/15/53	1,097
620,000	Port of Los Angeles, 5.00%, 8/01/24	727
1,000,000	Port of Los Angeles, 5.00%, 8/01/25	1,208
835,000	Port of Los Angeles, 5.00%, 8/01/29	977
750,000	Port of Oakland, 5.00%, 5/01/24	815

		6,532

Water & Sewer (5%)
250,000	El Dorado, Irrigation District, 5.00%, 3/01/29
	AGM (a)	292
500,000	Los Angeles Department of Water & Power
	Power System Revenue, 6.17%, 7/01/40	509
500,000	Metropolitan Water District of Southern
	California, 0.95%, 7/01/35	500
600,000	Metropolitan Water District of Southern
	California, 6.95%, 7/01/40	613
100,000	San Diego Public Facilities Financing Authority
	Water Revenue, 5.00%, 8/01/32	124
700,000	Western Municipal Water District Facilities
	Authority, 6.51%, 10/01/40	722

		2,760

Total Revenue (Cost - $28,606)		30,120

U.S. Treasury (1%)
800,000	U.S. Treasury Note, 1.75%, 11/15/29
	(Cost - $790)	817

Total Investments (Cost - $57,819) (99%)		61,003
Other Assets, net of Liabilities (1%)		797

Net Assets (100%)		$61,800

(a)	Payment of principal and/or interest is insured against default by a monoline insurer.
(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.
It has been deemed liquid under guidelines approved by the Board.

Payden California Municipal Income Fund continued

AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual

3   Payden Mutual Funds